Stock-Based Compensation - Schedule of Weighted Average Assumptions using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	85.20%
Expected term (in years)	6 years 5 months 27 days
Risk-free interest rate	1.81%
Expected dividend yield	0.00%